Gross investment in lease (Tables)	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Schedule of Gross Investment in Lease
	September 30,	December 31,
	2017	2016
Gross investment in lease	$547,640	$—
Current portion	(26,609)	—
	$521,031	$—